Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Depreciation of owned property, plant and equipment	£ 8,836	£ 10,312	£ 8,730
Depreciation of right-of-use assets	12,789	13,026	11,861
(Reversal of impairment)/Impairment of right-of-use assets	(130)	130	(131)
Amortisation of intangible assets	23,446	15,473	12,467
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	128	690	(45)
Net loss/(gain) on disposal of right-of-use asset	70	(139)	(1)
Loss on derecognition of right-of-use assets sub-leased	0	81	0
Research and development tax credit	(464)	(7,788)	(5,027)
Government grants	(1,994)	(2,803)	(2,935)
Share-based compensation expense	32,045	34,678	31,058
Restructuring costs	6,539	11,645	6,588
Expected credit loss allowance on trade receivables and contract assets	3,328	58	932
Expected credit loss allowance on accrued income	0	(8)	0
Operating lease costs, land and buildings	£ 2,339	£ 3,165	£ 1,957